GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

Shares	Description	Value

Underlying Funds(a) – 96.6%
Dynamic – 9.9%
2,447,608	Goldman Sachs Tactical Tilt Overlay Fund - Class R6	$ 23,864,176
1,226,332	Goldman Sachs Managed Futures Strategy Fund - Class R6	13,317,968
1,222,483	Goldman Sachs Alternative Premia Fund - Class R6	9,975,464

		47,157,608

Equity – 29.8%
4,090,040	Goldman Sachs Dynamic Global Equity Fund - Class R6	78,201,560
1,759,582	Goldman Sachs International Equity Insights Fund - Class R6	21,748,428
1,820,254	Goldman Sachs Emerging Markets Equity Insights Fund - Class R6	16,509,704
827,699	Goldman Sachs Global Real Estate Securities Fund - Class R6	9,700,637
770,299	Goldman Sachs Global Infrastructure Fund - Class R6	9,305,213
580,971	Goldman Sachs International Small Cap Insights Fund - Class R6	6,576,589

		142,042,131

Exchange Traded Funds – 20.1%
920,493	Goldman Sachs Access Investment Grade Corporate Bond ETF	48,240,737
791,076	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	47,377,542

		95,618,279

Fixed Income – 36.8%
11,400,223	Goldman Sachs Global Income Fund - Class R6	148,658,902
817,497	Goldman Sachs Emerging Markets Debt Fund - Class R6	10,128,785
700,397	Goldman Sachs High Yield Floating Rate Fund - Class R6	6,576,724
882,880	Goldman Sachs Local Emerging Markets Debt Fund - Class R6	5,147,191
789,504	Goldman Sachs High Yield Fund - Class R6	5,060,722

		175,572,324

TOTAL UNDERLYING FUNDS – 96.6% (Cost $448,221,320)		$460,390,342

Shares	Dividend Rate	Value

Investment Company(a) – 1.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
4,664,483	2.032%	$ 4,664,483
(Cost $4,664,483)

TOTAL INVESTMENTS – 97.6% (Cost $452,885,803)		$465,054,825

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.4%		11,289,303

NET ASSETS – 100.0%		$476,344,128

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
GBP	— Great British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2019, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	44,531	NZD	70,000	12/18/19	$619
	USD	1,299,889	AUD	1,910,000	12/18/19	7,483
	USD	486,792	SEK	4,725,000	12/18/19	4,163
	USD	5,883,466	EUR	5,300,000	12/18/19	70,934
	USD	4,690,898	JPY	495,000,000	12/18/19	85,753
	USD	127,150	NOK	1,150,000	12/18/19	582
	USD	326,022	DKK	2,190,000	12/18/19	4,196
	USD	1,722,263	CHF	1,680,000	12/18/19	26,940

TOTAL						$200,670

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	3,022,816	GBP	2,470,000	12/18/19	$(24,218)
	USD	253,181	SGD	350,000	12/18/19	(284)
	USD	713,488	HKD	5,590,000	12/18/19	(273)
	USD	57,280	ILS	200,000	12/18/19	(502)

TOTAL						$(25,277)

FUTURES CONTRACTS — At September 30, 2019, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	167	12/20/19	$24,870,475	$(227,651)

Short position contracts:
Eurodollars	(538)	03/16/20	(132,253,850)	(271,846)

TOTAL FUTURES CONTRACTS				$(499,497)

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED OPTIONS CONTRACTS — At September 30, 2019, the Portfolio had the following purchased options contracts:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Eurodollar Futures	$97.500	12/14/2020	54	$135,000	$139,726	$51,501	$88,225
Eurodollar Futures	97.500	09/14/2020	58	145,000	149,350	45,023	104,327
Eurodollar Futures	97.000	06/14/2021	53	132,500	215,975	98,173	117,802
Eurodollar Futures	97.000	03/15/2021	55	137,500	221,375	98,440	122,935
Eurodollar Futures	97.000	09/13/2021	29	72,500	118,537	71,117	47,420
Eurodollar Futures	98.000	06/14/2021	205	512,500	369,000	166,996	202,004
Eurodollar Futures	98.250	06/14/2021	415	1,037,500	570,625	513,313	57,312
Eurodollar Futures	98.250	09/13/2021	406	1,015,000	588,700	486,267	102,433
Eurodollar Futures	98.250	03/15/2021	471	1,177,500	606,412	548,580	57,832
Eurodollar Futures	98.500	03/16/2020	77	192,500	22,137	26,166	(4,029)
Eurodollar Futures	98.500	06/15/2020	51	127,500	25,181	25,618	(437)
Eurodollar Futures	98.500	12/13/2021	275	687,500	302,501	270,001	32,500

TOTAL			2,149	$5,372,500	$3,329,519	$2,401,195	$928,324

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
SPX Index	Barclays Bank PLC	$2,801.58	01/17/2020	3,649	$3,649	$197,329	$323,739	$(126,410)

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

Shares	Description	Value

Underlying Funds(a) – 96.8%
Dynamic – 8.0%
3,571,429	Goldman Sachs Tactical Tilt Overlay Fund - Class R6	$ 34,821,428
1,829,622	Goldman Sachs Managed Futures Strategy Fund - Class R6	19,869,697
1,677,199	Goldman Sachs Alternative Premia Fund - Class R6	13,685,948

		68,377,073

Equity – 41.6%
10,080,595	Goldman Sachs Dynamic Global Equity Fund - Class R6	192,740,975
5,999,780	Goldman Sachs International Equity Insights Fund - Class R6	74,157,279
4,569,730	Goldman Sachs Emerging Markets Equity Insights Fund - Class R6	41,447,447
1,572,501	Goldman Sachs Global Infrastructure Fund - Class R6	18,995,818
1,500,437	Goldman Sachs Global Real Estate Securities Fund - Class R6	17,585,127
1,019,255	Goldman Sachs International Small Cap Insights Fund - Class R6	11,537,966

		356,464,612

Exchange Traded Funds – 28.0%
3,012,556	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	180,421,979
1,132,354	Goldman Sachs Access Investment Grade Corporate Bond ETF	59,343,842

		239,765,821

Fixed Income – 19.2%
8,803,053	Goldman Sachs Global Income Fund - Class R6	114,791,807
1,877,731	Goldman Sachs Emerging Markets Debt Fund - Class R6	23,265,084
1,606,701	Goldman Sachs Local Emerging Markets Debt Fund - Class R6	9,367,067
1,375,807	Goldman Sachs High Yield Fund - Class R6	8,818,925
915,903	Goldman Sachs High Yield Floating Rate Fund - Class R6	8,600,331

		164,843,214

TOTAL UNDERLYING FUNDS — 96.8% (Cost $795,964,655)		$829,450,720

Shares	Dividend Rate	Value

Investment Company(a) – 0.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
6,804,125	2.032%	$ 6,804,125
(Cost $6,804,125)

TOTAL INVESTMENTS — 97.6% (Cost $802,768,780)		$836,254,845

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.4%		20,404,234

NET ASSETS — 100.0%		$856,659,079

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Currency Abbrevations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2019, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	50,893	NZD	80,000	12/18/19	$707
	USD	564,061	SEK	5,475,000	12/18/19	4,824
	USD	149,263	NOK	1,350,000	12/18/19	683
	USD	5,430,070	JPY	573,000,000	12/18/19	99,265
	USD	6,804,839	EUR	6,130,000	12/18/19	82,043
	USD	1,504,060	AUD	2,210,000	12/18/19	8,659
	USD	1,999,055	CHF	1,950,000	12/18/19	31,270
	USD	376,638	DKK	2,530,000	12/18/19	4,847

TOTAL						$232,298

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	3,493,983	GBP	2,855,000	12/18/19	$(27,993)
	USD	289,350	SGD	400,000	12/18/19	(325)
	USD	825,808	HKD	6,470,000	12/18/19	(316)
	USD	68,736	ILS	240,000	12/18/19	(602)

TOTAL						$(29,236)

FUTURES CONTRACTS — At September 30, 2019, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	299	12/20/19	$44,528,575	$(407,416)

Short position contracts:
Eurodollars	(1,160)	03/16/20	(285,157,000)	(586,136)

TOTAL FUTURES CONTRACTS				$(993,552)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2019, the Portfolio had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Eurodollar Futures	98.250	09/13/2021	861	$2,152,500	$1,248,450	$1,031,910	$216,540
Eurodollar Futures	98.250	03/15/2021	1,012	2,530,000	1,302,950	1,179,698	123,252
Eurodollar Futures	98.500	03/16/2020	130	325,000	37,375	44,177	(6,802)
Eurodollar Futures	98.500	06/15/2020	85	212,500	41,969	42,697	(728)
Eurodollar Futures	98.500	12/13/2021	575	1,437,500	632,500	564,797	67,703
Eurodollar Futures	97.500	12/14/2020	130	325,000	336,375	123,983	212,392
Eurodollar Futures	97.500	09/14/2020	138	345,000	355,350	107,123	248,227
Eurodollar Futures	97.000	06/14/2021	91	227,500	370,825	168,561	202,264
Eurodollar Futures	97.000	03/15/2021	95	237,500	382,375	170,033	212,342
Eurodollar Futures	97.000	09/13/2021	72	180,000	294,300	176,567	117,733
Eurodollar Futures	98.000	06/14/2021	398	995,000	716,400	324,216	392,184
Eurodollar Futures	98.250	06/14/2021	882	2,205,000	1,212,750	1,091,871	120,879

TOTAL			4,469	$11,172,500	$6,931,619	$5,025,633	$1,905,986

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
SPX Index	Barclays Bank PLC	$ 2,801.58	01/17/2020	7,350	$7,350	$397,471	$652,092	$(254,621)

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

Shares	Description	Value

Underlying Funds(a) – 96.7%
Dynamic – 6.1%
2,346,939	Goldman Sachs Tactical Tilt Overlay Fund - Class R6	$ 22,882,653
1,162,216	Goldman Sachs Managed Futures Strategy Fund - Class R6	12,621,663
1,157,935	Goldman Sachs Alternative Premia Fund - Class R6	9,448,752

		44,953,068

Equity – 51.8%
10,404,068	Goldman Sachs Dynamic Global Equity Fund - Class R6	198,925,781
7,077,045	Goldman Sachs International Equity Insights Fund - Class R6	87,472,281
5,510,232	Goldman Sachs Emerging Markets Equity Insights Fund - Class R6	49,977,801
1,343,837	Goldman Sachs Global Infrastructure Fund - Class R6	16,233,555
1,294,939	Goldman Sachs Global Real Estate Securities Fund - Class R6	15,176,685
1,095,693	Goldman Sachs International Small Cap Insights Fund - Class R6	12,403,241

		380,189,344

Exchange Traded Funds – 33.6%
3,667,946	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	219,673,286
521,555	Goldman Sachs Access Investment Grade Corporate Bond ETF	27,333,394

		247,006,680

Fixed Income – 5.2%
1,743,150	Goldman Sachs Emerging Markets Debt Fund - Class R6	21,597,624
1,391,827	Goldman Sachs Local Emerging Markets Debt Fund - Class R6	8,114,353
1,258,457	Goldman Sachs High Yield Fund - Class R6	8,066,707

		37,778,684

TOTAL UNDERLYING FUNDS – 96.7% (Cost $673,843,596)		$709,927,776

Shares	Dividend Rate	Value

Investment Company(a) – 0.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
5,990,520	2.032%	$ 5,990,520
(Cost $5,990,520)

TOTAL INVESTMENTS – 97.5% (Cost $679,834,116)		$715,918,296

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.5%		18,354,868

NET ASSETS – 100.0%		$734,273,164

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2019, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	401,797	SEK	3,900,000	12/18/19	$3,436
	USD	3,847,484	JPY	406,000,000	12/18/19	70,335
	USD	1,414,716	CHF	1,380,000	12/18/19	22,130
	USD	105,037	NOK	950,000	12/18/19	480
	USD	4,828,883	EUR	4,350,000	12/18/19	58,220
	USD	267,964	DKK	1,800,000	12/18/19	3,448
	USD	1,068,495	AUD	1,570,000	12/18/19	6,151
	USD	38,170	NZD	60,000	12/18/19	530

TOTAL						$164,730

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	2,478,219	GBP	2,025,000	12/18/19	$(19,855)
	USD	209,779	SGD	290,000	12/18/19	(235)
	USD	45,824	ILS	160,000	12/18/19	(401)
	USD	585,852	HKD	4,590,000	12/18/19	(224)

TOTAL						$(20,715)

FUTURES CONTRACTS — At September 30, 2019, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	246	12/20/19	$36,635,550	$(335,207)

Short position contracts:
Eurodollars	(1,056)	03/16/20	(259,591,200)	(533,586)

TOTAL FUTURES CONTRACTS				$(868,793)

PURCHASED OPTIONS CONTRACTS — At September 30, 2019, the Portfolio had the following purchased options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Eurodollar Futures	97.500	12/14/2020	134	$335,000	$346,725	$127,797	$218,928
Eurodollar Futures	97.500	09/14/2020	143	357,500	368,225	111,005	257,220
Eurodollar Futures	97.000	06/14/2021	68	170,000	277,100	125,958	151,142
Eurodollar Futures	98.500	12/13/2021	539	1,347,500	592,900	531,163	61,737
Eurodollar Futures	97.000	03/15/2021	70	175,000	281,750	125,287	156,463
Eurodollar Futures	97.000	09/13/2021	123	307,500	502,762	301,635	201,127
Eurodollar Futures	98.000	06/14/2021	343	857,500	617,400	279,413	337,987
Eurodollar Futures	98.250	06/14/2021	840	2,100,000	1,155,000	1,045,099	109,901
Eurodollar Futures	98.250	09/13/2021	820	2,050,000	1,189,000	983,690	205,310
Eurodollar Futures	98.250	03/15/2021	973	2,432,500	1,252,738	1,136,495	116,243
Eurodollar Futures	98.500	03/16/2020	98	245,000	28,175	33,302	(5,127)
Eurodollar Futures	98.500	06/15/2020	64	160,000	31,600	32,149	(549)

TOTAL			4,215	$10,537,500	$6,643,375	$4,832,993	$1,810,382

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
SPX Index	Barclays Bank PLC	$ 2,801.58	01/17/2020	7,350	$7,350	$397,471	$652,092	$(254,621)

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

Shares	Description	Value

Underlying Funds(a) – 98.3%
Equity – 54.1%
5,021,832	Goldman Sachs Global Real Estate Securities Fund - Class R6	$58,855,868
3,735,152	Goldman Sachs Global Infrastructure Fund - Class R6	45,120,639
3,163,343	Goldman Sachs International Small Cap Insights Fund - Class R6	35,809,048
2,235,461	Goldman Sachs Emerging Markets Equity Insights Fund - Class R6	20,275,635
687,822	Goldman Sachs Emerging Markets Equity Fund - Class R6	14,478,646
608,324	Goldman Sachs MLP Energy Infrastructure Fund - Class R6	3,759,443

		178,299,279

Exchange Traded Funds – 4.4%
462,519	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	14,504,596

Fixed Income – 39.8%
4,548,075	Goldman Sachs Emerging Markets Debt Fund - Class R6	56,350,654
5,984,100	Goldman Sachs High Yield Fund - Class R6	38,358,081
2,115,813	Goldman Sachs High Yield Floating Rate Fund - Class R6	19,867,479
2,862,152	Goldman Sachs Local Emerging Markets Debt Fund - Class R6	16,686,344

		131,262,558

TOTAL UNDERLYING FUNDS – 98.3% (Cost $280,735,195)		$324,066,433

Shares	Dividend Rate	Value

Investment Company(a) – 0.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,275,626	2.032%	$ 1,275,626
(Cost $1,275,626)

TOTAL INVESTMENTS – 98.7% (Cost $282,010,821)		$325,342,059

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		4,215,156

NET ASSETS – 100.0%		$329,557,215

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIO

Schedule of Investments

September 30, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

A. Investment Valuation — The valuation policy of the Portfolios and Underlying Funds is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolio’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolio’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

B. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolios invest in Underlying Funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Portfolio and cash collateral received, if any, is reported separately on the Statement(s) of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Portfolio, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIO

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate and/or credit default swap contracts.

Upon the purchase of a call option or a put option by a Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

C. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolios’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

D. Fair Value Hierarchy — The following is a summary of the Portfolios’ investments and derivatives classified in the fair value hierarchy as of September 30, 2019:

BALANCED STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds
Dynamic	$47,157,608	$—	$—
Equity	142,042,131	—	—
Exchange Traded Funds	95,618,279	—	—
Fixed Income	175,572,324	—	—
Investment Companies	4,664,483	—	—

Total	$465,054,825	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$200,670	$—
Options Purchased	3,329,519	197,329	—

Total	$3,329,519	$397,999	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(25,277)	$—
Futures Contracts	(499,497)	—	—

Total	$(499,497)	$(25,277)	$—

GROWTH AND INCOME STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds
Dynamic	$68,377,073	$—	$—
Equity	356,464,612	—	—
Exchange Traded Funds	239,765,821	—	—
Fixed Income	164,843,214	—	—
Investment Companies	6,804,125	—	—

Total	$836,254,845	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIO

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$232,298	$—
Options Purchased	6,931,619	397,471	—

Total	$6,931,619	$629,769	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(29,236)	$—
Futures Contracts(a)	(993,552)	—	—

Total	$(993,552)	$(29,236)	$—

GROWTH STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds
Dynamic	$44,953,068	$—	$—
Equity	380,189,344	—	—
Exchange Traded Funds	247,006,680	—	—
Fixed Income	37,778,684	—	—
Investment Companies	5,990,520	—	—

Total	$715,918,296	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$164,730	$—
Options Purchased	6,643,375	397,471	—

Total	$6,643,375	$562,201	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(20,715)	$—
Futures Contracts(a)	(868,793)	—	—

Total	$(868,793)	$(20,715)	$—

SATELLITE STRATEGIES PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds
Equity	$178,299,279	$—	$—
Exchange Traded Funds	14,504,596	—	—
Fixed Income	131,262,558	—	—
Investment Companies	1,275,626	—	—

Total	$325,342,059	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIO

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

The Portfolios’ risks include, but are not limited to, the following:

Derivatives Risk — The Portfolios’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolios. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Portfolios invest. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Portfolios have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Portfolios also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Investments in the Underlying Funds Risk — The investments of a Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. A Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. A Portfolio that has a relative concentration of its portfolio in a single Underlying Fund may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Large Shareholder Transactions Risk — A Portfolio may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Portfolio to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio. Similarly, large Portfolio share purchases may adversely affect a Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Portfolio or Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio or Underlying Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio or Underlying Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Portfolio or Underlying Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Portfolio’s or Underlying Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Portfolio’s or Underlying Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Portfolio’s liquidity.

Market and Credit Risks — In the normal course of business, a Portfolio trades financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.